American Century Investments®
Quarterly Portfolio Holdings
One Choice® In Retirement Portfolio
April 30, 2025

One Choice In Retirement Portfolio - Schedule of Investments
APRIL 30, 2025 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 40.8%
Diversified Bond Fund G Class	30,576,037	280,382,260
High Income Fund G Class	6,410,334	54,616,050
Inflation-Adjusted Bond Fund G Class	4,842,502	52,202,177
Short Duration Fund G Class	12,024,584	118,081,410
Short Duration Inflation Protection Bond Fund G Class	10,303,935	110,561,225
		615,843,122
Domestic Equity Funds — 32.1%
Focused Large Cap Value Fund G Class	12,995,158	132,420,663
Growth Fund G Class	1,074,023	59,178,655
Heritage Fund G Class	963,934	26,402,154
Large Cap Equity Fund G Class	3,134,308	153,549,760
Mid Cap Value Fund G Class	3,095,357	47,358,963
Select Fund G Class	326,223	37,916,844
Small Cap Dividend Fund G Class	1,442,575	13,848,718
Small Cap Growth Fund G Class	627,370	13,670,398
		484,346,155
International Fixed Income Funds — 14.9%
Emerging Markets Debt Fund G Class	1,960,768	17,529,269
Global Bond Fund G Class	23,569,299	206,467,059
		223,996,328
International Equity Funds — 12.2%
Global Real Estate Fund G Class	1,198,164	15,624,054
International Growth Fund G Class	5,682,741	74,955,350
International Small-Mid Cap Fund G Class	890,714	9,014,022
International Value Fund G Class	8,581,026	84,351,490
		183,944,916
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,308,315,629)		1,508,130,521
OTHER ASSETS AND LIABILITIES — 0.0%		—
TOTAL NET ASSETS — 100.0%		$1,508,130,521

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2025 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Diversified Bond Fund	$326,415	$16,077	$66,511	$4,401	$280,382	30,576	$(7,365)	$11,409
High Income Fund	61,695	3,116	10,763	568	54,616	6,410	(1,170)	3,116
Inflation-Adjusted Bond Fund	58,256	1,135	8,766	1,577	52,202	4,843	(715)	1,135
Short Duration Fund	135,203	5,552	24,557	1,883	118,081	12,025	(1,375)	4,916
Short Duration Inflation Protection Bond Fund	126,234	3,727	22,528	3,128	110,561	10,304	381	2,978
Focused Large Cap Value Fund	155,850	16,052	26,024	(13,457)	132,421	12,995	5,733	12,787
Growth Fund	89,326	9,208	22,390	(16,965)	59,179	1,074	16,745	3,513
Heritage Fund	32,323	4,168	5,943	(4,146)	26,402	964	3,890	3,386
Large Cap Equity Fund(3)	177,168	22,301	22,475	(23,444)	153,550	3,134	8,496	11,693
Mid Cap Value Fund	56,873	4,376	8,168	(5,722)	47,359	3,095	1,518	4,265
Select Fund	22,873	24,231	4,966	(4,221)	37,917	326	151	1,455
Small Cap Dividend Fund	—	16,755	391	(2,515)	13,849	1,443	(20)	192
Small Cap Growth Fund	17,905	399	2,887	(1,747)	13,670	627	853	182
Emerging Markets Debt Fund	19,530	814	3,477	663	17,530	1,961	(491)	648
Global Bond Fund	237,462	7,400	44,149	5,755	206,468	23,569	(5,354)	6,748
Global Real Estate Fund	17,850	516	2,470	(272)	15,624	1,198	325	516
International Growth Fund	83,814	2,681	10,106	(1,434)	74,955	5,683	2,620	1,147
International Small-Mid Cap Fund	10,099	405	1,101	(389)	9,014	891	10	262
International Value Fund	96,967	6,898	22,921	3,407	84,351	8,581	3,512	4,414
Small Cap Value Fund	18,288	85	10,875	(7,498)	—	—	8,185	85
	$1,744,131	$145,896	$321,468	$(60,428)	$1,508,131	129,699	$35,929	$74,847
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Effective December 10, 2024, the name of Sustainable Equity Fund was changed to Large Cap Equity Fund.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.